Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Derivative asset - current (Note 25)	672	914	12.5
Interest receivable on term deposits	236	305	4.2
Prepaid debt financing costs	-	367	5.0
Balance with statutory authorities	504	396	5.4
Prepaid bank guarantee charges	88	68	0.9
Prepaid insurance and other expenses	61	82	1.1
Advance to suppliers	39	44	0.6
Other	19	14	0.2
Total	1,619	2,190	29.9